Reinsurance Activity (Details 2) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended
	Jan. 02, 2014 Multi-line excess of loss coverage	Jun. 30, 2014 Multi-line excess of loss coverage	Dec. 31, 2013 Multi-line excess of loss coverage	Jun. 30, 2014 Catastrophic coverage First layer of protection	Dec. 31, 2013 Catastrophic coverage First layer of protection	Jun. 30, 2014 Catastrophic coverage Second layer of protection	Dec. 31, 2013 Catastrophic coverage Second layer of protection	Jun. 30, 2014 Catastrophic coverage Third layer of protection	Dec. 31, 2013 Catastrophic coverage Third layer of protection	Jun. 30, 2014 Catastrophic coverage Fourth layer of protection	Jun. 30, 2013 Catastrophic coverage Fourth layer of protection	Dec. 31, 2013 Catastrophic coverage Fourth layer of protection	Jun. 30, 2014 ASIC Catastrophic coverage	Dec. 31, 2013 ASIC Catastrophic coverage	Jun. 30, 2014 NLIC Catastrophic coverage	Dec. 31, 2013 NLIC Catastrophic coverage	Jan. 02, 2014 NLC Catastrophic coverage	Jun. 30, 2014 NLC Catastrophic coverage item	Dec. 31, 2013 NLC Catastrophic coverage item	Jul. 02, 2013 NLC Catastrophic coverage Maximum	Jul. 02, 2013 NLC Catastrophic coverage Fourth layer of protection	Jun. 30, 2014 NLIC and ASIC Catastrophic coverage Maximum	Dec. 31, 2013 NLIC and ASIC Catastrophic coverage Maximum
Reinsurance activity
Loss amount covered under reinsurance contract	$ 500,000	$ 500,000	$ 700,000			$ 25,000,000	$ 25,000,000	$ 50,000,000	$ 50,000,000	$ 100,000,000		$ 100,000,000	$ 6,500,000	$ 6,500,000			$ 10,000,000	$ 10,000,000		$ 140,000,000	$ 100,000,000
Reinsurance retention amount	500,000	500,000	300,000	8,000,000	8,000,000								1,500,000	1,500,000	8,000,000	8,000,000						8,000,000	8,000,000
Number of layers of protection under reinsurance																		4	4
Reinsurance coverage in losses per event				$ 17,000,000	$ 17,000,000	$ 25,000,000	$ 25,000,000	$ 50,000,000	$ 50,000,000	$ 40,000,000	$ 70,000,000	$ 40,000,000									$ 40,000,000
Participation retained (as a percent)																		34.00%